Share-Based Payments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2016
Disclosure of other equity instruments [line items]
Options granted	0	0	0
Performance Rights Issued to Non Executive Directors [member] | Share consolidation adjustment [member]
Disclosure of other equity instruments [line items]
Weighted average share price on the exercising date	$ 0.28	$ 0.523		$ 0.276
Equity incentive plan [member]
Disclosure of other equity instruments [line items]
Options granted | shares	0	0	0	0
Weighted average remaining contractual life of performance rights outstanding	3 years 6 months
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Weighted average share price on the exercising date	$ 0.24	$ 0.535		$ 0.235
Dr Russell Howard [member]
Disclosure of other equity instruments [line items]
Weighted average remaining contractual life of performance rights outstanding					2 years 1 month 6 days
Russell Howard [Member]
Disclosure of other equity instruments [line items]
Share approved for issuance | shares		1,624,499	1,624,499
Weighted average remaining contractual life of performance rights outstanding		3 years 6 months 7 days	3 years 6 months 7 days
Exercise price			$ 0